Prospectus Adviser Class [Member] Average Annual Total Returns - Prospectus-Adviser Class		12 Months Ended	25 Months Ended
		Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	5.75%
Performance Inception Date			Nov. 30, 2023
Bloomberg U.S. Leveraged Loan Index (The returns for the indices are before any deduction for taxes, fees or expenses.)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.51%	7.60%
Performance Inception Date	[1]		Nov. 30, 2023
Payden Floating Rate Fund (Adviser Class)
Prospectus [Line Items]
Average Annual Return, Percent		6.56%	8.03%
Performance Inception Date			Nov. 30, 2023
Payden Floating Rate Fund (Adviser Class) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.44%	4.60%
Performance Inception Date			Nov. 30, 2023
Payden Floating Rate Fund (Adviser Class) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.44%	4.60%
Performance Inception Date			Nov. 30, 2023

[1]	The Bloomberg U.S. Leveraged Loan Index commenced operations in January 2019 and 10 Year returns are not available.